Financial Highlights - Summary of Financial Highlights (Detail)	8 Months Ended
	Sep. 30, 2017 $ / shares
Net Asset Value
Net asset value per Share, beginning of period	$ 118.42
Net investment income/(loss)	(0.41)
Net Realized and Change in Unrealized Gain (Loss)	1.76
Net Income/(Loss)	1.35
Net asset value per Share, end of period	119.77	[1]
Market value per Share, beginning of period	119.53
Market value per Share, end of period	$ 118.89
Ratio to average net assets
Net Investment loss	(0.50%)
Gross expenses	0.50%
Net expenses	0.50%
Total Return, at net asset value	1.14%
Total Return, at market value	(0.54%)
SPDR Long Dollar Gold Trust [Member]
Net Asset Value
Net asset value per Share, beginning of period	$ 118.42
Net investment income/(loss)	(0.41)
Net Realized and Change in Unrealized Gain (Loss)	1.76
Net Income/(Loss)	1.35
Net asset value per Share, end of period	119.77	[1]
Market value per Share, beginning of period	119.53
Market value per Share, end of period	$ 118.89
Ratio to average net assets
Net Investment loss	(0.50%)
Gross expenses	0.50%
Net expenses	0.50%
Total Return, at net asset value	1.14%
Total Return, at market value	(0.54%)

[1]	No comparative has been provided as operations commenced on January 27, 2017. See Note 1.